Condensed consolidated statement of changes in equity (unaudited) (Parenthetical) € in Millions, £ in Millions, shares in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2025 GBP (£) redemption issuance £ / shares shares	Dec. 31, 2024 GBP (£) issuance shareBuyback redemption shares
Repurchase of treasury shares (in shares) | shares		270	818
Number of share buybacks | shareBuyback			2
Equity		£ 76,355	£ 72,481
Decrease through redemption of preference shares		270
Capital redemption reserve
Increase (decrease) through treasury share transactions, equity		67	205
Other equity instruments
Equity	[1]	13,266	12,075
Non-controlling interests
Equity	[2]	449	£ 660
Decrease through redemption of preference shares	[2]	211
Maximum
Payments to acquire or redeem entity's shares		£ 1,000
Ordinary shares
Number of shares issued (in shares) | shares		14,180	14,420
Par value per share (in GBP per share) | £ / shares		£ 0.25
Payments to acquire or redeem entity's shares			£ 1,750
Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities
Notional amount		£ 995	2,753
Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Equity		£ 13,266	£ 12,075
Number of convertible instruments issued | issuance		2	2
Issue of convertible instruments		£ 2,177	£ 1,598
Issuance costs of convertible instruments		£ 9	£ 6
Number of convertible instruments redeemed | redemption		1	2
Issuance costs of convertible instruments redeemed		£ 5

[1]	Other equity instruments of £13,266m (December 2024: £12,075m) comprise AT1 securities issued by Barclays PLC. There were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for £2,177m (net of £9m issuance costs) and one redemption of £995m (net of £5m issuance costs, transferred to retained earnings on redemption) for the period ended 30 June 2025. During the period ended 31 December 2024, there were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities, for £1,598m, which includes issuance costs of £6m and two redemptions totalling £2,753m.
[2]	On 16 June 2025, Barclays Bank PLC redeemed and cancelled the outstanding 4.75% Non-Cumulative Callable Euro Preference Series 2 Shares. The principal outstanding was €319m. The movement of £211m in non-controlling interests relates to transfer of the share premium from the original issuance to retained earnings.